Provisions and other non-current liabilities - Provisions and other non-current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accrued liability for employee benefits:
Defined benefit pension plans	$ 175	$ 295
Other long-term employee benefits and deferred compensation	160	177
Other post-employment benefits	221	300
Provisions for litigation and other legal matters	0	0
Contingent consideration	98	112
Other non-current liabilities	132	56
Total provisions and other non-current liabilities	$ 786	$ 940